UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT ₫ in Millions		Ordinary shares VND (₫) shares		Ordinary shares USD ($) shares		Additional paid-in capital VND (₫)	Additional paid-in capital USD ($)	Accumulated losses VND (₫)	Accumulated losses USD ($)	Other comprehensive income/(loss) VND (₫)	Other comprehensive income/(loss) USD ($)	Non-controlling interests VND (₫)	Non-controlling interests USD ($)	VND (₫) shares		USD ($) shares
Beginning balance (in shares) at Dec. 31, 2021 | shares		2,298,963,211		2,298,963,211
Net loss for the period								₫ (49,783,795)				₫ (65,075)		₫ (49,848,870)
Foreign currency translation adjustment										₫ (40,571)				(40,571)
Total comprehensive income/(loss)		₫ 553,892						(127,200,713)		(104,065)		(79,753)		(126,830,639)
Issuance of ordinary shares | shares		1,036,787		1,036,787
Additional capital contribution to VinFast Vietnam												77,515,874		77,515,874
Partial disposal of a subsidiary								12,258				3,252		15,510
Deemed contribution from owners						₫ 12,311,667								12,311,667
Ending balance at Dec. 31, 2022	[1]	₫ 871,021				15,893,667		(130,331,673)		(104,065)		77,442,544		(36,228,506)
Ending balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998		2,299,999,998
Total comprehensive income/(loss) (in shares) | shares		2,298,963,211		2,298,963,211
Net loss for the period								(27,722,160)				(51,222)		(27,773,382)	[1]
Foreign currency translation adjustment										2,609				2,609	[1]
Total comprehensive income/(loss)		₫ 871,021				15,893,667		(158,053,833)		(101,456)		77,391,322		(63,999,279)
Changes in ownership in existing subsidiaries without losing control								10,121				(10,121)
Deemed contribution from owners						2,295,400						4,600		2,300,000
Ending balance at Jun. 30, 2023	[1]	₫ 871,021				18,189,067		(158,043,712)		(101,456)		77,385,801		(61,699,279)
Ending balance (in shares) at Jun. 30, 2023 | shares	[1]	2,299,999,998		2,299,999,998
Beginning balance at Dec. 31, 2022	[1]	₫ 871,021				15,893,667		(130,331,673)		(104,065)		77,442,544		(36,228,506)
Beginning balance (in shares) at Dec. 31, 2022 | shares	[1]	2,299,999,998		2,299,999,998
Net loss for the period														(57,429,578)		$ (2,406,334,451)
Foreign currency translation adjustment										(281,808)				(281,808)		$ (11,807,928)
Total comprehensive income/(loss)		₫ 871,021				12,311,667		(184,543,268)		(385,873)		77,364,608		(94,381,845)
Issuance of ordinary shares		₫ 6,076,150				(1,470,984)								4,605,166
Issuance of ordinary shares | shares		26,897,366		26,897,366
Commitment shares issued under Standby Equity Subscription Agreement (in shares) | shares		800,000		800,000
Commitment shares issued under standby equity subscription agreement		₫ 118,828				(6,528)								112,300
Warrants exercised and additional paid to convert into capital (in shares) | shares		10,058,671		10,058,671
Warrants exercised and additional paid to convert into capital		₫ 2,775,517				122,403								2,897,920
Changes in ownership in existing subsidiaries without losing control								(2,757)				2,757
Deemed contribution through awards granted by shareholders to the Company's employees and others						144,083								144,083
Deemed contribution from owners	[2]					20,647,786								20,647,786
Ending balance at Dec. 31, 2023	[1]	₫ 9,847,536				38,258,499		(190,502,556)		(385,873)		77,370,679		₫ (65,411,715)
Ending balance (in shares) at Dec. 31, 2023 | shares		2,337,788,498	[1]	2,337,788,498	[1]									2,337,788,498		2,337,788,498
Total comprehensive income/(loss) (in shares) | shares		2,299,999,998		2,299,999,998
Total comprehensive income/(loss) (in shares) | shares		2,299,999,998		2,299,999,998
Net loss for the period								(33,462,508)				(45,686)		₫ (33,508,194)		$ (1,381,211,624)
Foreign currency translation adjustment										(78,343)				(78,343)		(3,229,308)
Total comprehensive income/(loss)		₫ 9,847,536				38,258,499		(223,965,064)		(464,216)		77,324,993		(98,998,252)
Share based compensation to service providers and employees (in shares) | shares		873,999		873,999
Share based compensation to service providers and employees		₫ 14,407				107,351								121,758
Allocation of commitment shares issued under Standby Equity Subscription Agreement						(20,268)								(20,268)
Deemed contribution through awards granted by shareholders to the Company's employees and others						(49,665)								(49,665)
Deemed contribution from owners						16,994,659								16,994,659
Ending balance at Jun. 30, 2024		₫ 9,861,943		$ 406,510,429		₫ 55,290,576	$ 2,279,083,924	₫ (223,965,064)	$ (9,231,865,787)	₫ (464,216)	$ (19,135,037)	₫ 77,324,993	$ 3,187,345,136	₫ (81,951,768)		$ (3,378,061,336)
Ending balance (in shares) at Jun. 30, 2024 | shares		2,338,662,497		2,338,662,497										2,338,695,829		2,338,695,829
Total comprehensive income/(loss) (in shares) | shares		2,337,788,498		2,337,788,498

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	This represents financial supports in form of cash injected into the Group from the General Director of the Company and Asian Star Trading & Investment Pte. Ltd., a shareholder of the Company, being recognized in the consolidated statements of sharholders’ equity. Please refer to Note 22, Section “Capital Funding Agreement” for details.